UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	04/30/2011

FORM N-CSR/A

Item 1.                        Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
27	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the U.S. and global economies.A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative for quite some time in the United States and most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities.Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and a relatively slow growth in corporate spending.

We expect the U.S. economy to continue to expand at a moderate rate, which would suggest that U.S. money market yields may remain at low levels along with short-term interest rates. However, if the economy continues to expand after the scheduled end of a massive quantitative easing program in June 2011, we could begin to see higher short-term interest rates later this year or early next year. Of course, given these potential outcomes we suggest talking with your financial advisor to help you prepare for market events while aligning your capital preservation needs with your longer-term investment portfolio in accordance with your risk profile.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through April 30, 2011, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Prime Money Market Fund covers the 12-month period ended April 30, 2011. During the reporting period, the fund’s Class A shares produced a yield of 0.10%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00% and Class D shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.10%, 0.00%, 0.00% and 0.00%, respectively.1,2

Despite mounting evidence of economic recovery yields of short-term money market instruments remained anchored near zero percent by a historically low federal funds rate.

Monetary Policy Unchanged Despite Stronger Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained in a range between 0% and 0.25%. However, the U.S. and global economic outlooks took a turn for the worse in the spring of 2010 when a sovereign debt crisis in Europe rattled investors, U.S. industrial production moderated and private-sector job growth remained anemic. In fact, U.S. GDP expanded at an annualized rate of only 1.7% during the second quarter of 2010.

Economic data released over the summer appeared to confirm a tenuous domestic recovery as employment and housing data showed few signs of improvement. U.S. GDP growth increased to a still-sluggish 2.6% annualized rate in the third quarter of 2010.

In response to the tepid rebound, the Federal Reserve Board (the “Fed”) announced in September that it would embark on a second round of quantitative easing of monetary policy through the purchase of $600

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

million of U.S. Treasury securities. Investors and analysts responded positively to this sign that the Fed was committed to preventing the onset of a double-dip recession, and the recovery seemed to gain more momentum.

Indeed, October brought better economic news, as the private sector added 159,000 jobs. Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8%. Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data. December continued to show signs of progress, including better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season was a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter.

January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures. Investors’ concerns intensified again in February, when political unrest in the Middle East caused energy prices to surge sharply higher, potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during February, and the unemployment rate fell to 8.9%.

The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Nonetheless, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years.

Economic headwinds seemed to intensify in April, when it was estimated that the U.S. economy grew at a surprisingly anemic 1.8% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind deceleration of economic growth.A sharp rise in energy prices also dampened U.S. GDP and contributed to renewed inflation fears. However, other parts of the economy continued to fare well, as evidenced by another monthly increase in domestic manufacturing activity.

An Unwavering Focus on Quality

The low federal funds rate kept money market yields near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Recent inflationary pressures and the expected end of the Fed’s quantitative easing program could cause investors to anticipate higher short-term interest rates in the months ahead, and we are hopeful that money market yields will respond to a more constructive market environment. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

May 16, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided for Class B, C and D shares reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the yields for Class B, C and D shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .99	$ 1.29	$ 1.34	$ 1.34
Ending value (after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ 1.00	$ 1.30	$ 1.35	$ 1.35
Ending value (after expenses)	$1,023.80	$1,023.51	$1,023.46	$1,023.46

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .26% for Class B, .27% for Class
C and .27% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2011

	Principal
Negotiable Bank Certificates of Deposit—11.0%	Amount ($)	Value ($)
Credit Agricole CIB (Yankee)
0.43%, 10/28/11	10,000,000	10,000,000
HSBC Bank PLC (London)
0.30%, 5/9/11	15,000,000	15,000,008
ING Bank (London)
0.32%, 5/23/11	15,000,000	15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $40,000,008)		40,000,008

Commercial Paper—17.0%
Barclays U.S. Funding
0.22%, 7/21/11	12,000,000	11,994,060
Credit Suisse
0.21%, 7/27/11	10,000,000	9,994,925
Fortis Funding LLC
0.54%, 8/2/11	20,000,000 [a]	19,972,100
Nationwide Building Society
0.31%, 5/13/11	20,000,000 [a]	19,997,933
Total Commercial Paper
(cost $61,959,018)		61,959,018

Asset-Backed Commercial Paper—25.3%
Argento Variable Funding LLC
0.26%, 7/19/11	12,000,000 [a]	11,993,153
Atlantis One Funding Corp.
0.30%, 6/29/11	20,000,000 [a]	19,990,167
CAFCO
0.41%, 8/9/11	20,000,000 [a]	19,977,222
CIESCO LLC
0.41%, 8/10/11	20,000,000 [a]	19,976,995
CRC Funding
0.41%, 8/8/11	20,000,000 [a]	19,977,450
Total Asset-Backed Commercial Paper
(cost $91,914,987)		91,914,987

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits—21.1%	Amount ($)	Value ($)
Canadian Imperial Bank of Commerce (Grand Cayman)
0.08%, 5/2/11	16,000,000	16,000,000
Commerzbank (Grand Cayman)
0.09%, 5/2/11	15,000,000	15,000,000
DnB NOR Bank ASA (Grand Cayman)
0.10%, 5/2/11	15,000,000	15,000,000
Northern Trust Co. (Grand Cayman)
0.07%, 5/2/11	16,000,000	16,000,000
Societe Generale (Grand Cayman)
0.10%, 5/2/11	15,000,000	15,000,000
Total Time Deposits
(cost $77,000,000)		77,000,000

U.S. Government Agency—2.2%
Federal Home Loan Bank
0.001%, 5/2/11
(cost $8,000,000)	8,000,000	8,000,000

Repurchase Agreements—23.3%
Barclays Capital, Inc.
0.03%, dated 4/29/11, due 5/2/11 in the
amount of $25,000,063 (fully collateralized
by $25,502,900 U.S. Treasury Bills,
due 7/28/11, value $25,500,095)	25,000,000	25,000,000
Deutsche Bank Securities Inc.
0.03%, dated 4/29/11, due 5/2/11 in the
amount of $30,000,075 (fully collateralized
by $7,432,000 Federal Farm Credit Bank,
3.57%-3.88%, due 10/7/13-10/27/23,
value $7,315,173, $12,985,000 Federal
Home Loan Mortgage Corp., 4%-4.50%,
due 5/20/25-12/30/25, value $13,175,928
and $10,000,000 Federal National Mortgage
Association, 4%, due 6/30/25,
value $10,109,122)	30,000,000	30,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
UBS Securities LLC
0.04%, dated 4/29/11, due 5/2/11 in the
amount of $30,000,100 (fully collateralized
by $15,900,000 Federal Home Loan Bank,
0%, due 4/29/15, value $15,105,000 and
$18,082,000 Resolution Funding Corp.,
0%, due 1/15/17, value $15,498,986)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $85,000,000)		85,000,000

Total Investments (cost $363,874,013)	99.9%	363,874,013

Cash and Receivables (Net)	.1%	517,159

Net Assets	100.0%	364,391,172

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, these securities amounted to $131,885,020 or 36.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	49.1	Asset-Backed/Banking	5.5
Repurchase Agreements	23.3	U.S. Government Agency	2.2
Asset-Backed/Multi-Seller Programs	19.8		99.9

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011

			Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $85,000,000)—Note 1(b)			363,874,013	363,874,013
Cash				543,668
Interest receivable				32,003
Due from The Dreyfus Corporation and affiliates—Note 2(d)				9,111
				364,458,795
Liabilities ($):
Due to Citizens—Note 2(d)				67,623
Net Assets ($)				364,391,172
Composition of Net Assets ($):
Paid-in capital				364,385,933
Accumulated net realized gain (loss) on investments				5,239
Net Assets ($)				364,391,172

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	157,307,421	112,993,490	51,687,649	42,402,612
Shares Outstanding	157,305,548	112,991,566	51,686,931	42,401,888
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2011

Investment Income ($):
Interest Income	1,401,371
Expenses:
Management fee—Note 2(a)	475,845
Distribution fees—Note 2(b)	803,527
Administrative services fees—Note 2(c)	801,707
Omnibus account service fees—Note 2(d)	475,845
Total Expenses	2,556,924
Less—reduction in expenses due to undertaking—Note 2(a)	(1,293,522)
Net Expenses	1,263,402
Investment Income—Net	137,969
Realized Gain (Loss) on Investments—Note 1(b) ($)	5,239
Net Increase in Net Assets Resulting from Operations	143,208

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2011	2010
Operations ($):
Investment income—net	137,969	578,753
Net realized gain (loss) on investments	5,239	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	143,208	578,753
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(137,853)	(469,444)
Class B Shares	(59)	(108,499)
Class C Shares	(19)	(771)
Class D Shares	(38)	(39)
Total Dividends	(137,969)	(578,753)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	819,279,170	905,364,643
Class B Shares	1,064,158,097	1,297,275,423
Class C Shares	130,191,762	266,909,245
Class D Shares	122,196,168	105,591,963
Dividends reinvested:
Class A Shares	47,624	173,803
Class B Shares	11	13,169
Class C Shares	10	406
Class D Shares	38	39
Cost of shares redeemed:
Class A Shares	(879,523,144)	(1,023,574,284)
Class B Shares	(1,150,974,382)	(1,495,181,267)
Class C Shares	(133,346,642)	(288,853,632)
Class D Shares	(181,001,597)	(108,036,476)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(208,972,885)	(340,316,968)
Total Increase (Decrease) in Net Assets	(208,967,646)	(340,316,968)
Net Assets ($):
Beginning of Period	573,358,818	913,675,786
End of Period	364,391,172	573,358,818

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.018	.046	.051
Distributions:
Dividends from investment income—net	(.001)	(.002)	(.018)	(.046)	(.051)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10	.15	1.83	4.71	5.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20	.23	.22	.20	.20
Ratio of net expenses
to average net assets	.20	.23	.22	.20	.20
Ratio of net investment income
to average net assets	.09	.16	2.00	4.47	5.13
Net Assets, end of period ($ x 1,000)	157,307	217,502	335,538	680,940	384,928

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class B Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.016	.044	.049
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.016)	(.044)	(.049)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.03	1.58	4.45	4.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.48	.48	.45	.45
Ratio of net expenses
to average net assets	.30	.36	.48	.45	.45
Ratio of net investment income
to average net assets	.00[b]	.04	1.57	4.37	4.87
Net Assets, end of period ($ x 1,000)	112,993	199,808	397,701	389,731	419,560

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Year Ended April 30,
Class C Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.013	.041	.046
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.013)	(.041)	(.046)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	1.32	4.19	4.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.73	.73	.70	.70
Ratio of net expenses
to average net assets	.30	.38	.73	.70	.70
Ratio of net investment income
to average net assets	.00[b]	.00[b]	1.29	4.11	4.62
Net Assets, end of period ($ x 1,000)	51,688	54,842	76,786	76,235	73,308

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class D Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.010	.037	.042
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.010)	(.037)	(.042)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.97	3.78	4.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.13	1.13	1.10	1.10
Ratio of net expenses
to average net assets	.30	.38	1.08	1.10	1.10
Ratio of net investment income
to average net assets	.00[b]	.00[b]	1.01	3.51	4.22
Net Assets, end of period ($ x 1,000)	42,403	101,207	103,652	151,111	71,464

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	363,874,013
Level 3—Significant Unobservable Inputs	—
Total	363,874,013

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of pre-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

mium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2011 and April 30, 2010 were all ordinary income.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $251,756 for Class B, $211,424 for Class C and $830,342 for Class D shares during the period ended April 30, 2011.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2011, Class C and Class D shares were charged $130,955 and $672,572, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2011, Class B, Class C and Class D shares were charged $412,071, $130,955 and $258,681 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2011, Class A, Class B, Class C and Class D shares were charged $155,162, $164,828, $52,382 and $103,473, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,210 and Rule 12b-1 distribution plan fees $31,512, which are offset against an expense reimbursement currently in effect in the amount of $61,833.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $40,102 and omnibus account services plan fees $27,521.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2011 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2011

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 92.77% of ordinary income dividends paid during the fiscal year ended April 30, 2011 as qualifying “interest related dividends.”

The Fund	25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 170
———————
Clifford L. Alexander, Jr. (77)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 46
———————
Whitney I. Gerard (76)
Board Member (2008)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 26
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 21 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

The Fund	27

OFFICERS OF THE FUND (Unaudited) (continued)

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

The Fund	29

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Important Tax Information
23	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for CitizensSelectTreasury Money Market Fund, covering the 12-month period from May 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the U.S. and global economies. A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative for quite some time in the United States and most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and a relatively slow growth in corporate spending.

We expect the U.S. economy to continue to expand at a moderate rate, which would suggest that U.S. money market yields may remain at low levels along with short-term interest rates. However, if the economy continues to expand after the scheduled end of a massive quantitative easing program in June 2011, we could begin to see higher short-term interest rates later this year or early next year. Of course, given these potential outcomes we suggest talking with your financial advisor to help you prepare for market events while aligning your capital preservation needs with your longer-term investment portfolio in accordance with your risk profile.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through April 30, 2011, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Treasury Money Market Fund covers the 12-month period ended April 30, 2011. During the reporting period, the fund’s Class A shares produced a yield of 0.00%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00% and Class D shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.00%, 0.00%, 0.00% and 0.00%, respectively.1,2

Despite mounting evidence of economic recovery, yields of short-term money market instruments remained anchored near zero percent by a historically low federal funds rate.

Monetary Policy Unchanged Despite Stronger Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained in a range between 0% and 0.25%. However, the U.S. and global economic outlooks took a turn for the worse in the spring of 2010 when a sovereign debt crisis in Europe rattled investors, U.S. industrial production moderated and private-sector job growth remained anemic. In fact, U.S. GDP expanded at an annualized rate of only 1.7% during the second quarter of 2010.

Economic data released over the summer appeared to confirm a tenuous domestic recovery as employment and housing data showed few signs of improvement. U.S. GDP growth increased to a still-sluggish 2.6% annualized rate in the third quarter of 2010.

In response to the tepid rebound, the Federal Reserve Board (the “Fed”) announced in September that it would embark on a second round of quantitative easing of monetary policy through the purchase of $600

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

million of U.S. Treasury securities. Investors and analysts responded positively to this sign that the Fed was committed to preventing the onset of a double-dip recession, and the recovery seemed to gain more momentum.

Indeed, October brought better economic news, as the private sector added 159,000 jobs. Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8%.Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data. December continued to show signs of progress, including better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season was a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter.

January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures. Investors’ concerns intensified again in February, when political unrest in the Middle East caused energy prices to surge sharply higher, potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during February, and the unemployment rate fell to 8.9%.

The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Nonetheless, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years.

Economic headwinds seemed to intensify in April, when it was estimated that the U.S. economy grew at a surprisingly anemic 1.8% annualized

4

rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind deceleration of economic growth. A sharp rise in energy prices also dampened U.S. GDP and contributed to renewed inflation fears. However, other parts of the economy continued to fare well, as evidenced by another monthly increase in domestic manufacturing activity.

An Unwavering Focus on Liquidity

The low federal funds rate kept yields on U.S.Treasury bills near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional interest-rate risks that longer-dated Treasuries typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Recent inflationary pressures and the expected end of the Fed’s quantitative easing program could cause investors to anticipate higher short-term interest rates in the months ahead, and we are hopeful that money market yields will respond to a more constructive market environment. In the meantime, as we have for some time, we intend to maintain the fund’s focus on liquidity.

May 16, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases,
7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .69	$ .69	$ .69	$ .79
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .70	$ .70	$ .70	$ .80
Ending value (after expenses)	$1,024.10	$1,024.10	$1,024.10	$1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .14% for Class A, .14% for Class B, .14% for
Class C and .16% for Class D, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—69.1%	Purchase (%)	Amount ($)	Value ($)
5/5/11	0.15	27,755,000	27,754,552
5/12/11	0.05	163,360,000	163,357,370
5/19/11	0.02	21,000,000	20,999,812
5/26/11	0.17	29,000,000	28,996,674
6/2/11	0.03	3,000,000	2,999,933
6/16/11	0.04	12,000,000	11,999,387
6/23/11	0.08	10,000,000	9,998,822
6/30/11	0.09	36,000,000	35,994,900
7/7/11	0.04	6,000,000	5,999,609
8/11/11	0.18	26,000,000	25,986,740
8/18/11	0.16	10,000,000	9,995,080
Total U.S. Treasury Bills
(cost $344,082,879)			344,082,879

U.S. Treasury Notes—30.6%
5/2/11	0.16	37,000,000	37,000,710
5/2/11	0.20	50,000,000	50,006,402
6/30/11	0.18	15,000,000	15,023,448
8/1/11	0.13	50,000,000	50,110,046
Total U.S. Treasury Notes
(cost $152,140,606)			152,140,606
Total Investments (cost $496,223,485)		99.7%	496,223,485
Cash and Receivables (Net)		.3%	1,728,530
Net Assets		100.0%	497,952,015

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	69.1	U.S. Treasury Notes	30.6
			99.7
† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			496,223,485	496,223,485
Cash				222,300
Interest receivable				1,553,365
Due from The Dreyfus Corporation and affiliates—Note 2(d)				46,894
				498,046,044
Liabilities ($):
Due to Citizens—Note 2(d)				94,029
Net Assets ($)				497,952,015
Composition of Net Assets ($):
Paid-in capital				497,945,808
Accumulated net realized gain (loss) on investments				6,207
Net Assets ($)				497,952,015

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	233,640,458	231,177,643	31,085,791	2,048,123
Shares Outstanding	233,633,934	231,177,490	31,086,317	2,048,067
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00
See notes to financial statements.

8

STATEMENT OF OPERATIONS

Year Ended April 30, 2011

Investment Income ($):
Interest Income	843,630
Expenses:
Management fee—Note 2(a)	592,301
Administrative services fees—Note 2(c)	740,404
Omnibus account service fees—Note 2(d)	592,301
Distribution fees—Note 2(b)	172,019
Total Expenses	2,097,025
Less—reduction in expenses due to undertaking—Note 2(a)	(1,253,609)
Net Expenses	843,416
Investment Income—Net	214
Realized Gain (Loss) on Investments—Note 1 (b) ($)	7,190
Net Increase in Net Assets Resulting from Operations	7,404
See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2011	2010
Operations ($):
Investment income—net	214	30,344
Net realized gain (loss) on investments	7,190	26,162
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,404	56,506
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(108)	(51,159)
Class B Shares	(88)	(13,991)
Class C Shares	(14)	(4,325)
Class D Shares	(4)	(506)
Total Dividends	(214)	(69,981)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	622,329,532	687,406,894
Class B Shares	658,565,561	286,901,019
Class C Shares	231,640,355	123,683,831
Class D Shares	166,144,026	66,429,207
Dividends reinvested:
Class A Shares	6	2,978
Class B Shares	11	15
Class C Shares	1	1
Class D Shares	4	2
Cost of shares redeemed:
Class A Shares	(662,583,499)	(951,933,743)
Class B Shares	(609,529,686)	(420,077,768)
Class C Shares	(256,921,146)	(132,322,460)
Class D Shares	(170,686,744)	(63,109,385)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(21,041,579)	(403,019,409)
Total Increase (Decrease) in Net Assets	(21,034,389)	(403,032,884)
Net Assets ($):
Beginning of Period	518,986,404	922,019,288
End of Period	497,952,015	518,986,404

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Class A Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.008	.036	.048
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.008)	(.036)	(.048)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.01	.77	3.69	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20	.20	.22	.20	.20
Ratio of net expenses
to average net assets	.14	.15	.22	.20	.20
Ratio of net investment income
to average net assets	.00[b]	.01	.75	3.43	4.77
Net Assets, end of period
($ x 1,000)	233,640	273,891	538,420	1,149,555	248,129

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class B Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.006	.034	.045
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.006)	(.034)	(.045)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.58	3.43	4.60
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.47	.45	.45
Ratio of net expenses
to average net assets	.14	.16	.40	.45	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.54	3.54	4.54
Net Assets, end of period ($ x 1,000)	231,178	182,139	315,322	323,048	501,057

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

12

		Year Ended April 30,
Class C Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.004	.031	.043
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.004)	(.031)	(.043)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.42	3.17	4.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.70	.72	.70	.70
Ratio of net expenses
to average net assets	.14	.15	.54	.70	.70
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.38	2.79	4.26
Net Assets, end of period ($ x 1,000)	31,086	56,366	65,006	31,191	12,399

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class D Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.002	.027	.039
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.002)	(.027)	(.039)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.21	2.76	3.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.10	1.13	1.10	1.10
Ratio of net expenses
to average net assets	.15	.12	.83	1.10	1.10
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.16	2.76	3.86
Net Assets, end of period ($ x 1,000)	2,048	6,591	3,271	2,950	4,078

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelectTreasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

16

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	496,223,485
Level 3—Significant Unobservable Inputs	—
Total	496,223,485

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2011 and April 30, 2010 were all ordinary income.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

18

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $169,277 for Class A, $751,388 for Class B, $235,066 for Class C and $97,878 for Class D shares during the period ended April 30, 2011.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2011, Class C and Class D shares were charged $105,399 and $66,620, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The ser-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

vices provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2011, Class B, Class C and Class D shares were charged $609,382, $105,399 and $25,623 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2011, Class A, Class B, Class C and Class D shares were charged $296,139, $243,754, $42,159 and $10,249, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $38,237 and Rule 12b-1 distribution plan fees $7,741, which are offset against an expense reimbursement currently in effect in the amount of $92,872.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $53,718 and omnibus account services plan fees $40,311.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2011

The Fund	21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended April 30, 2011 as qualifying “interest related dividends.”Also for state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2011 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

22

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 170
———————
Clifford L. Alexander, Jr. (77)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 46
———————
Whitney I. Gerard (76)
Board Member (2008)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 26
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member

The Fund	23

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 21 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

24

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

The Fund	25

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

26

NOTES

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    41,840 in 2010 and $60,624 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,764       in 2010 and $12,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,227 in 2010 and $9,346  in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2010 and $365 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $27,572,994 in 2010 and $21,309,173 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 12, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 12, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)